Others, net	12 Months Ended
Dec. 31, 2014
Others, net
Others, net

17. Others, net

        The following table summarizes the Group's other income or expenses:

	For the years ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Government financial incentives	39,993,581	37,707,497	26,052,170
Exchange gains	3,334,352	6,677,643	27,182,781
Expired game prepaid cards	4,428,309	1,555,307	1,656,035
PRC IIT refunds	6,373,716	1,873,323	3,045,780
Rental income	5,230,480	13,744,791	28,041,990
Platform service fees	—	21,467,065	17,193,261
Others	915,622	654,708	(2,683,895)

Total	60,276,060	83,680,334	100,488,122

        Government financial incentives are financial benefit granted to certain enterprises by the municipal government to encourage business development in local area. These government financial incentives are calculated with reference to either the group companies' taxable income or revenue, as the case may be. In order to be eligible for certain government financial incentives, the Group must meet a number of criteria, both financial and non-financial. In addition, the Group's qualification is further subject to the discretion of the municipal government to immediately eliminate or reduce these financial incentives. As there is no further obligation for the Group to perform to encourage companies' business development, government financial incentives are recognized as other income when received.

        Platform service fees are earned from the technical support service provided to a third party's platform.